UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2001
                                               ------------------

Check here if Amendment [  ];              Amendment Number: ___
     This Amendment (Check only one.):          [   ] is a restatement.
                                                [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        YEAGER, WOOD & MARSHALL, INC.
             -----------------------------
Address:     630 FIFTH AVENUE, STE 2900
             -----------------------------
             NEW YORK, N.Y.  10111
             -----------------------------

Form 13F File Number:      28-113
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      GORDON M. MARCHAND
           ------------------
Title:     VICE PRESIDENT, TREASURER & CORPORATE SECRETARY
           ------------------------------------------------
Phone:     212-765-5350
           ------------

Signature, Place, and Date of Signing:

/S/ GORDON M. MARCHAND          NEW YORK, NY                NOVEMBER 5, 2001
----------------------         ---------------------        ----------------
    [Signature]                  [City, State]                  [Date]

Report Type       (Check only one.):
[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
                                                       -------------

Form 13F Information Table Entry Total:                          20
                                                       -------------

Form 13F Information Table Value Total:                $ 307,516,257
                                                       -------------
                                                        (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                        FORM 13F
                             NAME OF REPORTING MANAGER: YEAGER, WOOD & MARSHALL, INC.
                                                                         #28-113
                                                                       DATE:09/30/01



   ITEM 1:                ITEM 2:       ITEM 3:     ITEM 4:    ITEM 5:             ITEM 6:           ITEM 7:           ITEM 8:
NAME OF ISSUER        TITLE OF CLASS    CUSIP    FAIR MARKET  SHARES OR   INVESTMENT  DISCRETION    MANAGER      VOTING AUTHORITY
                                        NUMBER      VALUE     PRINC.AMT.  SOLE  SHARED  OTHER                 SOLE   SHARED   NONE

ABBOTT LABORATORIES      COMMON STOCK   002824100    13,490      260,172    X                                 96800         163372
AUTOMATIC DATA           COMMON STOCK   053015103    14,357      305,212    X                                100200         205012
   PROCESSING, INC.
AMERICAN INT'L GROUP     COMMON STOCK   026874107    21,502      275,671    X                                 79065         196606
COLGATE-PALMOLIVE CO     COMMON STOCK   194162103    15,808      271,384    X                                 80300         191084
GILLETTE COMPANY         COMMON STOCK   375766102    11,990      402,353    X                                142124         260229
HOME DEPOT INC.          COMMON STOCK   437076102    19,229      501,145    X                                140850         360295
JOHNSON & JOHNSON        COMMON STOCK   478160104    20,751      374,564    X                                141500         233064
COCA COLA COMPANY        COMMON STOCK   191216100    15,229      325,066    X                                115600         209466
MARRIOTT INTERNAT'L      COMMON STOCK   571903202    14,713      440,505    X                                182300         258205
MCDONALD'S CORP          COMMON STOCK   580135101    15,288      563,696    X                                187400         375896
MERCK & CO. INC.         COMMON STOCK   589331107    13,713      205,895    X                                 94300         111595
MICROSOFT CORP           COMMON STOCK   594918104     2,937       57,400    X                                                57400
PFIZER, INC.             COMMON STOCK   717081103    18,762      467,875    X                                190100         277775
STARBUCKS CORP.          COMMON STOCK   855244109    17,656    1,181,820    X                                400020         781800
STAPLES INC.             COMMON STOCK   855030102    12,381      927,420    X                                417425         509995
STATE STREET CORP.       COMMON STOCK   857477103    21,244      466,910    X                                144600         322310
TIFFANY & COMPANY        COMMON STOCK   886547108    13,249      611,940    X                                188470         423470
UNITED PARCEL SRVCE      COMMON STOCK   911312106     7,745      149,000    X                                 52600          96400
WAL-MART STORES          COMMON STOCK   931142103    24,530      495,561    X                                145913         349648
WM. WRIGLEY, JR. CO.     COMMON STOCK   982526105    12,942      252,272    X                                118600         133672
GRAND TOTAL:                                                 307,516,257